UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number      811 - 04804
                                    --------------------------------------------


                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                 1325 4th Ave., Suite 1744    Seattle, WA 98101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Richard S. McCormick

      McCormick Capital Management 1325 4th Ave., Suite 1744 Seattle, WA 98101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (206) 624-5863
                                                    ----------------------------

Date of fiscal year end:    September 30, 2005
                          -------------------------------

Date of reporting period:     March 31, 2005
                          -------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



THE
ELITE
GROUP OF MUTUAL FUNDS




                                 THE ELITE GROUP

                               SEMI ANNUAL REPORT

                              FINANCIAL STATEMENTS

                                   (UNAUDITED)

                                 MARCH 31, 2005


                                                   PORTFOLIO OF INVESTMENTS
                                               The Elite Growth And Income Fund
                                                       March 31, 2005
                                                        (Unaudited)
====================================================================================================================================
                                               Market Value                                                           Market Value
 Shares                                             Note 2A      Shares                                                    Note 2A
--------                                     --------------     --------                                            --------------
          Common Stock 99.6%

          Basic Industries 2.6%                                           Health Care Goods & Services 11.7%
          ---------------------                                           ----------------------------------
  15,000  Phelps Dodge                       $    1,525,950       15,000  Amerisource Bergen                        $      859,350
                                             --------------       40,000  Boston Scientific Corp. *                      1,171,600
            Total Basic Industries                1,525,950       20,000  Cooper Companies                               1,458,000
                                             --------------       50,000  Omnicare Inc.                                  1,772,500
                                                                  25,000  Pacific Care Health Systems *                  1,423,000
                                                                                                                    --------------
                                                                            Total Health Care                            6,684,450
          Business Services 6.7%                                                                                    --------------
          ----------------------
  40,000  Clear Channel                           1,378,800
  60,000  Startek Inc.                            1,008,000
  50,000  Waste Management                        1,442,500               Pharmaceutical Goods & Services 5.3%
                                             --------------               ------------------------------------
            Total Business Services               3,829,300      150,000  Antigenics*                                    1,005,000
                                             --------------      100,000  ID Biomedical*                                 1,526,000
                                                                  20,000  Pfizer                                           525,400
                                                                                                                    --------------
          Capital/Industrial Goods & Services 24.6%                         Total Pharmaceutical Goods                   3,056,400
          -------------------------------------------                                                               --------------
  20,000  Bandag Inc.                               939,600
  20,000  Cummins Inc.                            1,407,000
  30,000  Diebold, Inc.                           1,645,500
  25,000  Emerson Electric Co.                    1,623,250                 Total Value of Common Stock
  15,000  Fisher Scientific Int'l                   853,800                 (Cost $46,667,866)                          57,229,630
  30,000  General Electric Co.                    1,081,800                                                         --------------
  20,000  Ingersoll Rand                          1,593,000
  20,000  International Game Tech                   533,200
  30,000  International Rectifier Corp. *         1,365,000               Cash and receivables
  40,000  Masco Corp.                             1,386,800               in excess of liabilities              0.4%       211,186
  20,000  3M                                      1,713,800                                                 ----------------------
                                             --------------
            Total Capital Goods                  14,142,750               Net Assets                          100.0%   $57,440,816
                                             --------------                                                 ======================

           Consumer Goods & Services 25.9%                                Call Options Written (1.7%)
          -------------------------------                       Common Stocks / Exercise date / Exercise Price
  60,000  Ask Jeeves *                            1,684,800     ---------------------------------------------------------------
  30,000  Best Buy Co., Inc.                      1,620,300          150  Phelps Dodge  10/22/05  $110              $    (113,250)
  60,000  Cendant Corp.                           1,232,400          600  Ask Jeeves  01/21/06  $30                      (162,000)
  50,000  Fresh Del Monte, Inc.                   1,526,000          300  Best Buy  01/21/06  $60                         (91,500)
  30,000  Gillette Co.                            1,514,400           80  Google  01/21/06  $200                         (141,600)
   8,000  Google*                                 1,444,080          300  International Rectifier  01/21/06 $45          (201,000)
  20,000  Huaneng Power                             590,800          400  Petco Amimal  01/21/06  35                     (200,000)
  40,000  Jones Apparel                           1,339,600          250  Pacificare Health  01/20/06  $65               (106,250)
  40,000  Petco Animal Supplies *                 1,472,400                                                         --------------
  30,000  The Stanley Works                       1,358,100                 Total Value of Covered Calls            $  (1,015,600)
  40,000  Univision *                             1,107,600                                                         ==============
                                             --------------               (Cost ($1,197,636))  Note 3
             Total Consumer Goods                14,890,480
                                             --------------

          Energy 2.3%
  60,000  Chesapeake Energy Corp.                 1,316,400
                                             --------------
            Total Energy                          1,316,400     At March  31,  2005,  unrealized  appreciation  of  securities  for
                                             --------------     Federal  Income  Tax  purposes  based  on cost of $46,667,866 is as follows:
          Financial Intermediaries 20.5%
          ------------------------------
  40,000  Ace Limited                             1,650,800
  10,000  American Int'l Group                      554,100               Unrealized appreciation                  $   11,623,494
  40,000  American Physicians Cap *               1,370,800               Unrealized depreciation                      (1,061,730)
  30,000  Bank of America Corp.                   1,323,000                                                         --------------
  30,000  Citigroup Inc.                          1,348,200               Net unrealized appreciation              $    10,561,764
  25,000  Freddie Mac                             1,580,000                                                         ==============
  70,000  N.Y. Community Bank                     1,271,200
  40,000  Stewart Information                     1,500,800               *Non-income producing
  30,000  Washington Mutual                       1,185,000
                                             --------------
            Total Financial Intermediaries       11,783,900
                                             --------------
===================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                               1


                                          PORTFOLIO OF INVESTMENTS
                                           The Elite Income Fund
                                               March 31, 2005
                                                 (Unaudited)
========================================================================================================
            Bonds 96.7%                                                                  Market Value

Par Value   U.S. Government Notes and Bonds 5.3%          Maturity           Coupon           Note 2A
----------  ---------------------------------------   ----------------  ---------------   ------------
$  250,000  U.S. Treasury Note                           12/31/05            1.875%          $247,402
   500,000  U.S. Treasury Bond                           05/15/16            7.250%           613,145
   150,000  U.S. Treasury Bond                           02/15/21            7.875%           200,309
                                                                                          ------------
              Total U.S. Government Notes and Bonds                                         1,060,856
                                                                                          ------------
            Securitized /Asset Backed Bonds 18.8%
            ---------------------------------------
   208,653  Nissan Auto Receivable (2003-A A3)           12/15/06            1.890%           207,866
   561,010  Daimler Chrysler Rec. Auto Trust (2002-B A4) 12/06/07            3.530%           560,942
   181,000  Honda Auto Receivable (2002-3 A4)            12/18/07            3.610%           180,971
   225,000  Chase Credit Card (CHAMT 2002-6A)            01/15/08            3.010%           225,068
   100,000  Discover Card Master Trust                   08/18/08            6.050%           101,958
   118,000  Honda Auto Receivable (2003-3 A4)            11/21/08            2.770%           115,177
   228,880  Fannie Mae (2003-109 GC)                     06/25/09            3.500%           228,606
   200,000  Daimler Chrysler Rec. Auto Trust (2003-A A4) 10/08/09            2.880%           197,195
   100,000  Toyota Auto Receivable (2003-A A4)           03/15/10            2.200%            98,326
   194,149  Fannie Mae (545171)                          08/01/14            5.500%           198,175
   101,639  GNMA (552372)                                02/15/17            6.000%           105,431
    79,913  GNMA (577742)                                09/15/17            5.500%            82,184
   200,000  Freddie Mac (2792 PY)                        11/15/24            4.000%           194,283
   227,947  Freddie Mac (FHR 1963 Z)                     01/15/27            7.500%           237,157
   300,000  Freddie Mac (FHR 2656 BD)                    04/15/28            5.000%           305,689
   441,636  Fannie Mae                                   02/01/32            7.000%           465,948
   226,070  GNMA (G2SF POOL 3556 5.5%)                   05/20/34            5.500%           228,047
                                                                                          ------------
              Total Securitized /Asset Backed Bonds                                         3,733,023
                                                                                          ------------

            Corporate Bonds - Industrials 28.2%
            ---------------------------------------
   350,000  Dow Chemical                                 08/15/05            7.000%           354,351
   150,000  Ford Motor Credit                            02/01/06            6.875%           152,040
   250,000  Boeing / McDonnell Douglas                   11/01/06            6.875%           259,721
   300,000  Ford Motor Credit                            01/25/07            6.500%           303,043
   613,000  Weyerhaueser Co.                             02/15/07            8.375%           653,983
   300,000  Caterpillar Financial Serv.                  02/26/07            2.960%           300,258
   535,000  TRW, Inc.                                    04/18/07            7.370%           560,562
   200,000  International Paper Co.                      01/15/09            4.250%           197,284
   100,000  General Electric                             02/02/09            2.320%           100,235
   250,000  Kraft Foods Inc.                             11/12/09            4.125%           243,397
   440,000  International Lease Fin.                     01/15/10            3.541%           439,872
   500,000  Marshall & Ilsley                            03/15/10            4.400%           494,544
   500,000  General Motors Acceptance Corp.              09/15/11            6.875%           452,421
   500,000  Enterprise Product                           02/01/13            6.375%           524,128
   200,000  Petro-Canada                                 07/15/13            4.000%           184,060
   160,000  Canada Natural Resources                     12/01/14            4.900%           155,248
   155,000  News America Holdings                        04/26/23            8.875%           198,138
                                                                                          ------------
              Total Corporate Bonds - Industrials                                           5,573,285
                                                                                          ------------
            Corporate Bonds - Communications 7.6%
            ---------------------------------------
   260,000  Deutsche Telekom                             06/15/05            8.250%           262,508
   130,000  Continental Cablevision                      09/15/05            8.875%           132,844
   260,000  GTE Florida                                  11/15/05            6.250%           263,994
   500,000  General Electric Capital Corp.               01/30/06            2.850%           496,421
   345,000  Sprint Corp.                                 01/30/06            7.125%           353,171
                                                                                          ------------
              Total Corporate Bonds - Communications                                        1,508,938
                                                                                          ------------
========================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                     2

                                         PORTFOLIO OF INVESTMENTS
                                          The Elite Income Fund
                                              March 31, 2005
                                               (Unaudited)
========================================================================================================
                                                                                         Market Value

Par Value   Corporate Bonds - Finance 10.6%              Maturity            Coupon           Note 2A
----------  ---------------------------------------   ----------------  ---------------   ------------
$  250,000  Wachovia Corp.                               06/01/05            6.800%          $251,347
   115,000  Associates Corp. NA                          06/15/05            6.625%           115,723
   800,000  Sovereign Bancorp                            08/25/06            3.200%           800,472
   123,000  Commercial Credit Co.                        07/01/07            6.750%           129,585
   100,000  Countrywide Financial Corp.                  09/15/09            4.125%            96,351
   250,000  CNA Financial                                12/15/14            5.850%           247,926
   270,000  Nationsbank Preferred                        01/15/27            3.691%           259,322
   200,000  JPMorgan Chase & Co.                         09/30/34            4.040%           198,629
                                                                                          ------------
              Total Corporate Bonds - Finance                                               2,099,355
                                                                                          ------------

            Corporate Bonds - Utilities 26.2%
            ---------------------------------------
   750,000  Entergy Corp.                                07/01/05            6.125%           754,756
   133,000  Northern States Power - Minn.                12/01/05            6.125%           135,117
   500,000  Hawaiian Electric Industries                 12/05/05            6.660%           507,790
   885,000  Appalachian Power                            03/01/06            6.800%           907,082
   150,000  PG&E Corp.                                   04/03/06            2.720%           150,393
   485,000  Indiana Michigan Power                       12/15/06            6.125%           500,137
   100,000  Puget Energy Inc.                            06/01/08            3.363%            96,521
   150,000  Telecom De Puerto Rico                       05/15/09            6.800%           158,056
   200,000  CMS Energy Corp.                             05/15/10            4.000%           191,277
   100,000  PG&E Corp.                                   03/01/11            4.200%            96,350
   300,000  Entergy Corp.                                08/01/15            5.250%           292,757
   750,000  Puget Energy Inc.                            06/15/18            6.740%           817,813
   375,000  Duke Energy Corp.                            07/15/18            6.750%           402,415
   150,000  Kinder Morgan En.                            03/15/32            7.750%           180,255
                                                                                          ------------
              Total Corporate Bonds - Utilities                                             5,190,719
                                                                                          ------------


            Total Value of Bonds                                                           19,166,176
            (Cost $19,210,364)                                                            ------------


  Shares    Common Stock 2.8%
----------  ---------------------------------------
    20,000  N.Y. Community Bancorp                                                            363,200
    12,000  Startek Inc.                                                                      201,600
                                                                                          ------------
              Total Common Stock (Cost $664,507)                                              564,800
                                                                                          ------------

            Total Investments (Cost $19,874,871)            99.5%                         19,730,976
            Cash and Receivables In excess of
              Liabilities                                    0.5%                            105,116
                                                       ------------                      -------------
            NET ASSETS                                     100.0%                        $19,836,092
                                                       ============                      =============


At March  31, 2005, unrealized appreciation of securities for  Federal Income Tax purposes  based on tax cost of $19,874,871 is as follows:

               Unrealized appreciation                                  $214,672
               Unrealized depreciation                                  (358,567)
                                                                 ----------------
               Net unrealized depreciation                             ($143,895)
                                                                 ================
========================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                     3

THE ELITE GROUP

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2005 (UNAUDITED)
=============================================================================================
                                                                   THE ELITE
                                                                    GROWTH &      THE ELITE
                                                                  INCOME FUND    INCOME FUND

                                                                 ------------   ------------
ASSETS
  Investments in securities at value
   (Cost $46,667,866 and $19,874,871, respectively)
     (NOTES 2A)                                                  $ 57,229,630   $ 19,730,976
  Cash and cash equivalent (NOTE 2D)                                1,862,734        113,467
  Receivables:
    Interest                                                            1,399        200,741
    Dividends                                                          40,700           --
    Other Receivables                                                   1,753           --
    Other Assets                                                        9,295          3,384
                                                                 ------------   ------------
      Total Assets                                                 59,145,511     20,048,568
                                                                 ------------   ------------


LIABILITIES
  Call options written, at fair value:
   (premiums received $591,804) (NOTE 3)                            1,015,600           --
  Payables:
    Securities Purchased                                              639,533           --
    Investment management fees                                         49,562         12,125
    Distributions                                                        --          200,351
                                                                 ------------   ------------
      Total Liabilities                                             1,704,695        212,476
                                                                 ------------   ------------

NET ASSETS
  The Elite Growth & Income Fund -
    Applicable to 2,862,641 shares outstanding                   $ 57,440,816
                                                                 ============

  The Elite Income Fund -
    Applicable to 2,003,507 shares outstanding                                  $ 19,836,092
                                                                                ============

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE (net assets / shares outstanding)              $      20.07   $       9.90
                                                                 ============   ============


At March 31, 2005, the components of net assets were as follows:
  Paid-in capital                                                $ 43,954,276   $ 20,137,057
  Accumulated net investment Income (loss)                             62,804       (298,491)
  Accumulated net realized gain on investments                      2,679,937        141,421
  Net unrealized appreciation (depreciation)                       10,743,799       (143,895)
                                                                 ------------   ------------
  Net Assets                                                     $ 57,440,816   $ 19,836,092
                                                                 ============   ============


=============================================================================================
SEE NOTES TO FINANCIAL STATEMENTS                                                           4

THE ELITE GROUP

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
=============================================================================================
                                                                   THE ELITE
                                                                    GROWTH &      THE ELITE
                                                                  INCOME FUND    INCOME FUND
                                                                 ------------   ------------
INVESTMENT INCOME
  Income:
    Interest                                                     $      9,251   $    382,938
    Dividends                                                         439,300         23,140
                                                                 ------------   ------------
      Total Income                                                    448,551        406,078
                                                                 ------------   ------------

Expenses:
  Investment management fee                                           289,461         71,146
  Transfer agent fees                                                  16,014          9,255
  Custodian fees                                                        4,751          4,271
  Professional fees                                                    24,958         10,361
  Trustee fees and expenses                                             6,058          2,206
  Recordkeeping services                                               18,637          9,859
  Shareholder reports                                                   2,137            847
  Registration fees and other                                           4,449          4,712
                                                                 ------------   ------------
    Total Expenses                                                    366,465        112,657

  Fees paid by manager (NOTE 4)                                          --          (14,485)
                                                                 ------------   ------------
    Net Expenses                                                      366,465         98,172
                                                                 ------------   ------------
    Net Investment Income                                              82,086        307,906
                                                                 ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND OPTIONS CONTRACTS
  Net realized gain (loss):
    Investment securities                                           3,330,829        239,833
    Expired and closed covered call options written (NOTE 3)         (605,831)          --
                                                                 ------------   ------------
    Net realized gain on investment securities and option
      contracts                                                     2,724,998        239,833
                                                                 ------------   ------------
    Net increase (decrease) in unrealized appreciation of
      investment securities and option contracts                      690,067       (576,624)
                                                                 ------------   ------------
    Net realized and unrealized gain (loss) on investment
      securities and  option contracts                              3,415,065       (336,791)
                                                                 ------------   ------------
    Net increase (decrease) in net assets resulting from
      operations                                                 $  3,497,151   $    (28,885)
                                                                 ============   ============









=============================================================================================
SEE NOTES TO FINANCIAL STATEMENTS                                                           5

THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

=============================================================================================

                                                                 FOR THE SIX
                                                                 MONTHS ENDED     FOR THE
                                                                   MARCH 31,     YEAR ENDED
                                                                     2005       SEPTEMBER 30,
                                                                 (UNAUDITED)        2004
                                                                 ------------   ------------
OPERATIONS
  Net investment Income                                          $     82,086   $     38,678
  Net realized gain on investment securities and options
     contracts                                                      2,724,998      4,064,625
  Net increase (decrease) in unrealized appreciation of
    investment securities                                             690,067      2,051,372
                                                                 ------------   ------------
      Net increase in net assets resulting from operations          3,497,151      6,154,675

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income
    ($0.02 and $0.00 per share, respectively)                         (57,960)          --
  Distribution from net realized gains on investment transactions
    ($0.00 and $1.46 per share, respectively)                            --       (4,017,789)

CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets resulting from capital
    share transactions (a)                                         (1,899,506)     3,616,358
                                                                 ------------   ------------
      Total increase in net assets                                  1,539,685      5,753,244

NET ASSETS
  Beginning of period                                              55,901,131     50,147,887
                                                                 ------------   ------------
   End of period                                                         --             --
    (including undistributed net investment income of
    $62,804 and $38,678, respectively)                           $ 57,440,816   $ 55,901,131
                                                                 ============   ============


(a)  TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                             SIX MONTHS ENDED
                                              MARCH 31, 2005              YEAR ENDED
                                               (UNAUDITED)             SEPTEMBER 30,2004
                                         ----------------------     -----------------------
                                           SHARES      VALUE         SHARES       VALUE
                                           ------      -----         ------       -----
  Shares sold                                65,718 $ 1,311,391        242,895  $4,860,001
  Shares issued in reinvestment of
    distributions                             2,663      55,522        208,796   3,946,251
                                         ----------  ----------     ----------  ----------
                                             68,381   1,366,913        451,691   8,806,252
  Shares redeemed                          (163,754) (3,266,419)      (258,971) (5,189,894)
                                         ----------  ----------     ----------  ----------
  Net increase (decrease)                   (95,373)$(1,899,506)       192,720  $3,616,358
                                         ==========  ==========     ==========  ==========







=============================================================================================
SEE NOTES TO FINANCIAL STATEMENTS                                                           6

THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

=============================================================================================

                                                                 FOR THE SIX
                                                                 MONTHS ENDED     FOR THE
                                                                   MARCH 31,     YEAR ENDED
                                                                     2005       SEPTEMBER 30,
                                                                 (UNAUDITED)        2004
                                                                 ------------   ------------
OPERATIONS
  Net investment income                                          $    307,906   $    570,722
  Net realized gain on investment securities                          239,833        395,253
  Net decrease in unrealized appreciation of investment
    securities                                                       (576,624)      (433,579)
                                                                 ------------   ------------
    Net increase (decrease) in net assets resulting from
      operations                                                      (28,885)       532,396

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income
   ($0.21 and $0.46 per share, respectively)                         (421,840)      (900,633)
  Distribution from net realized gains on investment transactions
   ($0.00 and $0.09 per share, respectively)                             --         (176,591)

CAPITAL SHARE TRANSACTIONS
  Increase in net assets resulting from capital
    share transactions (a)                                             15,843        708,895
                                                                 ------------   ------------
    Total increase (decrease) in net assets                          (434,882)       164,067

NET ASSETS
  Beginning of period                                              20,270,974     20,106,907
                                                                 ------------   ------------
  End of period
   (including undistributed net investment loss of
    $(298,491) and $(184,557), respectively)                     $ 19,836,092   $ 20,270,974
                                                                 ============   ============


(a)  TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                             SIX MONTHS ENDED
                                              MARCH 31, 2005              YEAR ENDED
                                               (UNAUDITED)             SEPTEMBER 30,2004
                                         ----------------------     -----------------------
                                           SHARES      VALUE         SHARES       VALUE
                                           ------      -----         ------       -----
  Shares sold                               118,964  $1,206,959        260,288  $2,690,936
  Shares issued in reinvestment of
    distributions                            20,994     212,669        101,564   1,039,092
                                         ----------  ----------     ----------  ----------
                                            139,958   1,419,628        361,852   3,730,028
  Shares redeemed                          (138,990) (1,403,785)      (291,956) (3,021,133)
                                         ----------  ----------     ----------  ----------
  Net increase                                  968  $   15,843         69,896   $ 708,895
                                         ==========  ==========     ==========  ==========




=============================================================================================
SEE NOTES TO FINANCIAL STATEMENTS                                                           7

THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==============================================================================================================================


                                                   SIX MONTHS ENDED                        YEAR ENDED SEPTEMBER 30,
                                                    MARCH 31, 2005        --------------------------------------------------
                                                     (UNAUDITED)            2004       2003      2002       2001      2000
                                                ----------------------      ----       ----      ----       ----      ----

NET ASSET VALUE, BEGINNING OF PERIOD                  $  18.90             $ 18.13   $ 15.67    $ 22.05   $ 26.39    $ 22.45
                                                      --------             -------   -------    -------   -------    -------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.03                0.01      0.00**     0.01      0.06       0.11
   Net gain (loss) on securities
     (both realized and unrealized)                       1.16                2.22      3.30      (6.37)    (2.95)      5.09
                                                      --------             -------   -------    -------   -------    -------
  Total from investment operations                        1.19                2.23      3.30      (6.36)    (2.89)      5.20
                                                      --------             -------   -------    -------   -------    -------

LESS DISTRIBUTIONS
  Dividends from net investment income                   (0.02)                --      (0.01)     (0.00)**  (0.06)     (0.11)
  Distribution from net realized gains                     --                (1.46)    (0.83)     (0.02)    (1.39)     (1.15)
                                                      --------             -------   -------    -------   -------    -------
    Total distributions                                  (0.02)              (1.46)    (0.84)     (0.02)    (1.45)     (1.26)
                                                      --------             -------   -------    -------   -------    -------
NET ASSET VALUE, END OF PERIOD                        $  20.07             $ 18.90   $ 18.13    $ 15.67   $ 22.05    $ 26.39
                                                      ========             =======   =======    =======   =======    =======

TOTAL RETURN                                              6.29%              12.30%    21.10%    (28.87)%  (11.07)%    23.24%

RATIONS / SUPPLEMENTAL DATA
  Net asset value, end of period (in 000's)           $ 57,441             $55,901   $50,148    $42,984   $58,952    $67,007
  Ratio of expenses to average net assets*                1.27%(a)            1.34%     1.34%      1.38%     1.23%      1.27%
  Ratio of net investment income to average
    net assets                                            0.28%(a)            0.07%     0.00%      0.07%     0.23%      0.45%

PORTFOLIO TURNOVER                                      164.73%             144.91%   184.10%    168.61%   121.67%     98.83%


*    Ratio  reflects  fees paid through a directed  brokerage  arrangement.  The expense ratios for the years ended  September
     30, 2004,  2003,  2002,  2001, and 2000  after  reduction  of  fees  paid  through  the  directed  brokerage  arrangement were 1.25%, 1.20%, 1.29%, 1.19%, and 1.11%, respectively.

**   Represents less than $0.01 per share.

(a)  Annualized

==============================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                           8

THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==============================================================================================================================
                                                   SIX MONTHS ENDED                        YEAR ENDED SEPTEMBER 30,
                                                    MARCH 31, 2005        --------------------------------------------------
                                                     (UNAUDITED)            2004       2003      2002       2001      2000
                                                ----------------------      ----       ----      ----       ----      ----

NET ASSET VALUE, BEGINNING OF PERIOD                  $  10.12             $ 10.40   $ 10.53    $ 10.51   $ 10.00    $  9.96
                                                      --------             -------   -------    -------   -------    -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                  0.20                0.30      0.37       0.49      0.57**     0.61**
   Net gain (loss) on securities
     (both realized and unrealized)                      (0.21)              (0.03)     0.15       0.07      0.52       0.02
                                                      --------             -------   -------    -------   -------    -------
       Total from investment operations                  (0.01)               0.27      0.52       0.56      1.09       0.63
                                                      --------             -------   -------    -------   -------    -------

LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.21)              (0.46)    (0.56)     (0.50)    (0.58)     (0.59)
   Distribution from net realized gains                    --                (0.09)    (0.09)     (0.04)      --         --
                                                      --------             -------   -------    -------   -------    -------
       Total distributions                               (0.21)              (0.55)    (0.65)     (0.54)    (0.58)     (0.59)
                                                      --------             -------   -------    -------   -------    -------
NET ASSET VALUE, END OF PERIOD                        $   9.90             $ 10.12   $ 10.40    $ 10.53   $ 10.51    $ 10.00
                                                      ========             =======   =======    =======   =======    =======

TOTAL RETURN                                             (0.11)%              2.64%     5.03%      5.42%    11.10%      6.51%

RATIONS / SUPPLEMENTAL DATA
   Net asset value, end of period (in 000's)          $ 19,836             $20,271   $20,107    $23,284   $20,560    $18,287
   Ratio of expenses to average net assets*               1.11%(a)            1.03%     1.05%      1.01%     0.96%      1.02%
   Ratio of net investment income to average net
     assets                                               3.04%(a)            2.80%     3.47%      4.61%     5.60%      5.78%

PORTFOLIO TURNOVER                                       69.65%              61.99%    69.17%     66.74%     6.03%      5.55%

*    Ratio reflects expenses prior to  reimbursement  from  manager  and  includes fees  paid  through  a  directed  brokerage arrangement. Expense ratio after  reimbursement  and  reduction of fees  paid through a  directed brokerage agreement was
     0.97%, 0.95%, 0.95%, 0.94%, 0.84% and 95% for the six months  ending  March 31, 2005 and years ended September  30, 2004,
     2003, 2002, 2001, and 2000, respectively.

**   Effective October 1, 2001, the  Fund has  adopted the  provisions of the AICPA Audit and  Accounting Guide for Investment
     Companies and began amortizing discount and premium  on debt securities  and began  recording paydown gains and losses as adjustments to interest income. Per share and  ratios prior to  October 1, 2001 have not  been  restated  to reflect this change in presentation.

(a)  Annualized
==============================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                           9

THE ELITE GROUP

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2005 (UNAUDITED)
================================================================================

NOTE 1 - ORGANIZATION

The Elite Growth and Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in PNC Money Market Accounts which represent 3.24% and 0.57% of net assets for The Elite Growth and Income Fund and The Elite Income Fund, respectively.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses and wash losses. Interest income and estimated expenses are accrued daily.




================================================================================

THE ELITE GROUP

MARCH 31, 2005 (UNAUDITED)
================================================================================

F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



NOTE 3 - PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2005, purchases and sales of securities, other than options and short-term notes were as follows:

                                                      PURCHASES         SALES
                                                      ---------         -----
  The Elite Growth and Income Fund                   $48,015,763     $49,701,571
  The Elite Income Fund                              $ 9,321,293     $ 7,080,291

For The Elite Growth & Income Fund, transactions in covered call options written were as follows:

                                                      NUMBER OF
                                                     CONTRACTS*        PREMIUMS
                                                     -----------     -----------
  Options outstanding on September 30, 2004                  950     $  448,589
  Options written                                         10,730      4,222,420
  Options terminated in closing purchase transactions     (9,600)    (4,079,205)
  Options exercised                                          --              --
  Options expired                                            --              --
                                                     -----------     -----------
  Options outstanding on March 31, 2005                    2,080     $  591,804
                                                     ===========     ===========

  *  Each contract represents 100 shares of common stock



NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and 1/2 of 1% and 1/2 of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimburse-ments may cease at any time without prior notice. For the six months ended March 31, 2005 the advisor reimbursed The Elite Income Fund $14,485.




================================================================================

THE ELITE GROUP

MARCH 31, 2005 (UNAUDITED)
================================================================================

NOTE 5 - CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods, financial intermediaries and health care goods & services. The Elite Income Fund has investments in excess of 10% in the securitized/asset backed bonds, corporate industrial bonds, finance bonds and utility bonds.


NOTE 6 - DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the six months ended March 31, 2005 and the year ended September 30, 2004:

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                  MARCH 31, 2005   SEPTEMBER 30,
                                                    (UNAUDITED)        2004
                                                 ----------------  -------------
The Elite Growth & Income Fund
  Distributions from ordinary income                $  57,960       $      --
  Distributions from long-term capital gains        $      --       $4,017,789

The Elite Income Fund
  Distribution from ordinary income                 $ 421,840       $  900,633
  Distribution from long-term capital gains         $      --       $  176,591


NOTE 7 - PROXY POLICIES / AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site WWW.ELITEFUNDS.COM and are also available on the Securities & Exchange Commission web site WWW.SEC.GOV.

Portfolio Holdings: In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, the Elite Funds file their complete schedule of portfolio holding with the SEC on the Form N-Q reports for the quarters ending June 30th and December 31st. These Form N-Q reports are available on the SEC web site WWW.SEC.GOV where they may be reviewed and downloaded. The Funds security holdings are available on our web site that is updated monthly WWW.ELITEFUNDS.COM .




================================================================================

--------------------------------------------------------------------------------
              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

Over all responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term.

There were two quarterly Trustee meetings in the first six months of the fiscal year. All the Trustees had 100% attendance with the exception of Mr. Meisenbach who was unable to attend one meeting. Because Mr. McCormick and Mr. Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach). The three independent Trustees received compensation of $1,800 per meeting or $3,600 per Trustee for a total of $10,800. No other compensation was paid to any Trustee. The following are the Trustees and Executive of the Funds:

                                                                                                  LENGTH OF TIME
TRUSTEE                 ADDRESS                       AGE      POSITION HELD WITH THE TRUST       SERVED (YEARS)
-------------------------------------------------------------------------------------------------------------------

Richard S. McCormick    1325 4th Avenue                57      Chairman, Board of Trustees and         17
                        Suite 1744                             President
                        Seattle, WA  98101
-------------------------------------------------------------------------------------------------------------------

John W. Meisenbach      2100 Washington Bldg.          67      Trustee, Treasurer and Secretary        14
                        Seattle, WA  98101
-------------------------------------------------------------------------------------------------------------------

Lee A. Miller           P.O. Box 1882                  71      Trustee                                  7
                        Vashon Island, WA  98070
-------------------------------------------------------------------------------------------------------------------

John M. Parker          2400 Financial Center Bldg.    55      Trustee                                 17
                        Seattle, WA  98161
-------------------------------------------------------------------------------------------------------------------

Jack R. Policar         1065 Financial Center Bldg.    56      Trustee                                 17
                        Seattle, WA  98161
-------------------------------------------------------------------------------------------------------------------


Each Trustee oversees two portfolios of the Trust, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below. ***

* Richard S. McCormick     President and Chief Executive Officer of the Investment Manager

* John W. Meisenbach       Partner in MCM Financial (Insurance)
                            Director of Costco Wholesale and Expeditors International

  Lee A. Miller            Private Investor
                           Vice President of Merrill Lynch & Co.  (Retired)

  John M. Parker           Sr. Vice President of Kennedy Associates, Inc. (Real Estate Advisor)

  Jack R. Policar          President and Chief Executive of J. R. Policar, Inc.
                           Certified Public Accounting Firm




* TRUSTEES DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

** ADDITIONAL INFORMATION ABOUT THE TRUSTEES IS AVAILABLE IN THE STATEMENT OF ADDITIONAL INFORMATION WHICH IS AVAILABLE UPON REQUEST, OR READY FOR VIEWING ON OUR WEB SITE: WWW.ELITEFUNDS.COM


================================================================================

--------------------------------------------------------------------------------
                              MUTUAL FUND EXPENSE
                                  (UNAUDITED)
--------------------------------------------------------------------------------



There are several kinds of expenses involved in buying, selling and operating a mutual fund. These expenses represent costs to shareholders which will reduce the rate of return. The Elite Funds are "no load" mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives. Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Group has no sales charges, like all the other funds it does have operating expenses. In addition to the fees paid to the manager of the fund there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

The first line ("Actual Expense") of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line ("Hypothetical") of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight YOUR ONGOING COSTS ONLY and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           Elite Growth & Income Fund

--------------------------------------------------------------------------------
                      Beginning Account                     Expenses Paid During
                          Value        Ending Account Value       Period*
                         10-01-04           03-31-05        10-01-04 to 03-31-05
--------------------------------------------------------------------------------
      Actual             $1,000            $1,062.90               $6.59
--------------------------------------------------------------------------------
   Hypothetical
(5% return before        $1,000            $1,018.75               $6.44
    expenses)
--------------------------------------------------------------------------------

                                Elite Income Fund
--------------------------------------------------------------------------------
                      Beginning Account                     Expenses Paid During
                          Value        Ending Account Value       Period*
                         10-01-04           03-31-05        10-01-04 to 03-31-05
--------------------------------------------------------------------------------
         Actual          $1,000              $998.90               $4.87
--------------------------------------------------------------------------------
      Hypothetical
    (5% return before    $1,000             $1020.26               $4.93
        expenses)
--------------------------------------------------------------------------------

Expenses are equal to the Fund's annualized expense ratio of 1.27% for the Growth & Income Fund and 0.97% for the Elite Income Fund, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

Returns and expenses are adjusted to reflect reimbursement from the manager and a directed brokerage arrangement which reduce the expense to the funds. These reimbursements may, at the discretion of the manager, stop at any time.

================================================================================

--------------------------------------------------------------------------------
                    INVESTMENT ADVISOR AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------


Compensation of the investment manager, based upon each Fund's daily average net assets, is at the following annual rates:

     o For the Income Fund, 0.70% on the first $250 million, 0.625% on the next $250 million and 0.50% on all above $500 million.

     o For the Growth & Income Fund, 1% on the first $250 million, 0.75% on the next $250 million and 0.50% on all above $500 million.

Unless sooner terminated, the Management Agreement shall continue in effect for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose.

The Management Agreement is terminable by a Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the investment manager. The Management Agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940 and the rules thereunder.

The Management Agreement provides that the investment manager shall not be liable for any error of judgment or for any loss suffered by the Funds in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment manager in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Trustees, including a majority of the Independent Trustees, last approved the continuance of the Management Agreement at a meeting of the Board of Trustees held on December 16, 2004. In approving the Management Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The principal areas of review by the Independent Trustees were the nature and quality of the services provided by the investment manager and the reasonableness of the fees charged for those services.

The Independent Trustees, in their evaluation of the quality of the investment manager's services, considered the scope and quality of the in-house research capabilities of the investment manager and other resources dedicated to performing services for the Funds. The quality of administrative and other services, including the investment manager's role in coordinating the activities of the Funds' other service providers, were considered. The Independent Trustees also considered the business reputation of the investment manager and its financial resources.

In reviewing the fees payable under the Management Agreement, the Independent Trustees considered the level of total expenses payable by each Fund, and noted that the level of such expenses is well within industry standards and the Funds' peer groups. The Trustees, including the Independent Trustees, determined that the advisory fees to be paid to the investment manager pursuant to the Management Agreement are fair and reasonable to each Fund and its shareholders.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the Management Agreement. Rather the Independent Trustees concluded, in light of a weighing and balancing of all factors considered that the Management Agreement was in the best interest of each Fund.



================================================================================
                                                                              15

ITEM 2.   CODE OF ETHICS.

Not required


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.



Not applicable


ITEM 6.  SCHEDULE OF INVESTMENTS.


Not applicable [schedule filed with Item 1]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 10.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


 (b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Elite Group of Mutual Funds
              -------------------------------------------------------



By (Signature and Title)*     /s/ Richard S. McCormick
                          -------------------------------------------
                          Richard S. McCormick, President


Date     May 11, 2005
        -----------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Richard S. McCormick
                          ----------------------------------------------
                          Richard S. McCormick, President


Date     May 11, 2005
        -----------------------------------------




By (Signature and Title)*   /s/ John W. Meisenbach
                          -----------------------------------------------
                          John W. Meisenbach, Treasurer


Date     May 11, 2005
        -----------------------------------------


* Print the name and title of each signing officer under his or her signature.